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Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

10045725

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   The NASDAQ Stock Market LLC (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporatio
   Open End Management Investment Company
3. Class of New Derivative Securities Product:
   Exchange Traded Fund
4. Name of Underlying Instrument:
   FTSE Emerging Markets Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   GSR
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Listed on: Amman, Belgrade, Bogota, Bombay Stock Exchange, Borsa Italiana, Budapest, Buenos Aires, Bulgaria, Bursa Malaysia, Cairo, Caracas, Chile, Hong Kong, Istanbul Stock Exchange, Italy Continuous, Jakarta, Johannesburg Stock Exchange, Karachi, Kuala Lumpur, Kuwait, Lima Stock Exchange, NYSE Arca, National Stock Exchange Of India, Philippine Stock Exchange, Rio De Janeiro, Sao Paulo Stock Exchange (BOVESPA), Singapore Stock Exchange, Taiwan Stock Exchange, Thailand
8. Position Limits of New Derivative Securities Product (if applicable):
   Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Gary N. Sundick

Title:
Vice President, Listing Qualifications

Telephone Number:
1-301-978-5214

Manual Signature of Official Responsible for Form:
Gary N. Sundick

Date: **December 14, 2009**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 18 2009

SEC 2449 (6-01)